Restricted Net Assets - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Dividends Payable [Line Items]
Threshold limit percentage of registered capital	50.00%
PRC | VIE
Dividends Payable [Line Items]
Restricted net asset, using statutory accounting principles	$ 122,977	¥ 856,141	¥ 787,223
Minimum
Dividends Payable [Line Items]
Minimum percentage of net profit to be allocated to statutory reserve fund	10.00%